Other Current Monetary Assets (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Other Current Monetary Assets [Abstract]
Disclosure Of Detailed Information About Other Current Monetary Assets Explanatory

	December 31
	2024	2025
	NT$	NT$
	(In Millions)
Time deposits, negotiable certificates of deposit and commercial paper with maturities of more than three months	$21,680	$20,538
Receivables from the Fund for Privatization of Government - owned Enterprises under the Executive Yuan (Note 29)	12	1,089
Accrued custodial receipts	725	752
Others	991	1,089
	$23,408	$23,468

Annual Yield Rates of Time Deposits, Negotiable Certificates of Deposit, Commercial Paper and Repurchase Agreements Collateralized by Bonds with Maturities of more Than Three Months

The annual yield rates of time deposits, negotiable certificates of deposit and commercial paper with maturities of more than three months at the balance sheet dates were as follows:

	December 31
	2024	2025
Time deposits, negotiable certificates of deposit and commercial paper with maturities of more than three months	0.03%-5.10%	0.03%-4.16%